Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 352,268	$ 442,141
Short-term bank deposits	150,370	595
Accounts receivable, net	136,970	150,806
Inventories	137,394	123,385
Net investment in sales-type leases	10,091	8,170
Prepaid expenses	9,898	7,931
Deferred income taxes	30,567	25,697
Other current assets	31,420	37,903
Total current assets	858,978	796,628
Non-current assets
Goodwill	1,172,125	1,323,502
Other intangible assets, net	517,085	597,903
Property, plant and equipment, net	185,992	157,036
Net investment in sales-type leases - long-term	19,093	14,822
Other non-current assets	10,960	9,216
Total non-current assets	1,905,255	2,102,479
Total assets	2,764,233	2,899,107
Current liabilities
Accounts payable	40,687	37,359
Short-term debt	175,000	50,000
Accrued expenses and other current liabilities	50,990	47,760
Accrued compensation and related benefits	45,230	42,332
Obligations in connection with acquisitions	12,003	28,092
Deferred revenues	48,821	45,023
Total current liabilities	372,731	250,566
Non-current liabilities
Obligations in connection with acquisitions - long-term	12,761	26,461
Deferred tax liabilities	36,293	55,835
Deferred revenues - long-term	6,069	5,946
Other non-current liabilities	26,677	25,091
Total non-current liabilities	81,800	113,333
Total liabilities	$ 454,531	$ 363,899
Contingencies, see note 10
Redeemable non-controlling interests	$ 2,564	$ 3,969
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 51,669 shares and 50,923 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	140	139
Additional paid-in capital	2,587,168	2,568,149
Accumulated deficit	(273,090)	(33,871)
Accumulated other comprehensive loss	(7,429)	(3,647)
Equity attributable to Stratasys Ltd.	2,306,789	2,530,770
Non-controlling interests	349	469
Total equity	2,307,138	2,531,239
Total liabilities and equity	$ 2,764,233	$ 2,899,107